FINANCIAL INSTRUMENTS (Details 11) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,613,914	$ 6,863,862
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	296,183	39,586
Financial liabilities at fair value, class [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	6,613,914	6,863,862
Financial liabilities at fair value through profit or loss (held for trading) [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	133	74
Financial Liabilities Measured at Amortized Cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,317,598	$ 6,824,202